SHARE BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2014
SHARE BASED PAYMENTS [Abstract]
Schedule of Stock Option Activities
	Outstanding Options
		Weighted average	Weighted average	Weighted average	Aggregate
	Number of	exercise price	grant-date	remaining	intrinsic
	options	per option	fair value	contractual terms	value

Outstanding at January 1, 2014	14,655,530	$1.14	$1.27
Granted	2,516,620	1.03	0.49
Exercised	(808,278)	0.78	0.48
Forfeited	(1,510,108)	1.12	0.95
Outstanding at December 31, 2014	14,853,764	$1.15	$1.18	2.69	2,337
Options vested and expected to vest as of December 31, 2014	14,647,462	$1.15	$1.19	2.67	2,285
Options exercisable as of December 31, 2014	12,744,914	$1.17	$1.29	2.41	1,802

Schedule of Stock Option Assumptions
For the years ended December 31,
	2012	2013	2014

Risk-free interest rate of return	0.12%-0.34%	0.12%-1.10%	0.10%-1.07%
Expected term	0.07-3.19 years	0.33-4.42 years	1.00-3.32 years
Volatility	67.57%-94.43%	64.75%-94.43%	63.10%-67.06%
Dividend yield	-	-	-